   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 8, 1999

                                                        REGISTRATION NO. 2-94586
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                   ------------------------------------------

                        POST-EFFECTIVE AMENDMENT NO. 14
                                       TO
                                    FORM S-6

                   ------------------------------------------

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                   ------------------------------------------

A. EXACT NAME OF TRUST:

                             DEFINED ASSET FUNDS--
                        MUNICIPAL INVESTMENT TRUST FUND
                                  PUT SERIES 8

B. NAMES OF DEPOSITORS:

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                           SALOMON SMITH BARNEY INC.
                           DEAN WITTER REYNOLDS INC.

C. COMPLETE ADDRESSES OF DEPOSITORS' PRINCIPAL EXECUTIVE OFFICES:


 MERRILL LYNCH, PIERCE,
     FENNER & SMITH
      INCORPORATED
   DEFINED ASSET FUNDS
  POST OFFICE BOX 9051
PRINCETON, NJ 08543-9051                          SALOMON SMITH BARNEY INC.
                                                        388 GREENWICH
                                                     STREET--23RD FLOOR
                                                     NEW YORK, NY 10013



                         DEAN WITTER REYNOLDS INC.
                              TWO WORLD TRADE
                            CENTER--59TH FLOOR
                            NEW YORK, NY 10048


D. NAMES AND COMPLETE ADDRESSES OF AGENTS FOR SERVICE:


  TERESA KONCICK, ESQ.       DOUGLAS LOWE, EQ.        MICHAEL KOCHMANN
      P.O. BOX 9051      DEAN WITTER REYNOLDS INC.    388 GREENWICH ST.
PRINCETON, NJ 08543-9051      TWO WORLD TRADE        NEW YORK, NY 10013
                            CENTER--59TH FLOOR
                            NEW YORK, NY 10048

                                COPIES TO:
                          PIERRE DE SAINT PHALLE,
                                   ESQ.
                           450 LEXINGTON AVENUE
                            NEW YORK, NY 10017


The issuer has registered an indefinite number of Units under the Securities Act of 1933 pursuant to Rule 24f-2 and filed the Rule 24f-2 Notice for the most recent fiscal year on March 25, 1999.

Check box if it is proposed that this filing will become effective on September 17, 1999 pursuant to paragraph (b) of Rule 485. / x /

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                     DEFINED ASSET FUNDSSM
--------------------------------------------
-----------------------------------


                              MUNICIPAL INVESTMENT TRUST FUND
                              PUT SERIES 8
                              (CAPITAL APPRECIATION)
                              (A UNIT INVESTMENT TRUST)
                              O   PRIMARILY SHORT AND INTERMEDIATE TERM
                                  MUNICIPAL BONDS
                              O   DESIGNED TO BE FREE OF REGULAR FEDERAL INCOME
                                  TAX
                              O   MONTHLY INCOME DISTRIBUTIONS



                               -------------------------------------------------
SPONSORS:                      The Securities and Exchange Commission has not
Merrill Lynch,                 approved or disapproved these Securities or
Pierce, Fenner & Smith         passed upon the adequacy of this prospectus. Any
Incorporated                   representation to the contrary is a criminal
Salomon Smith Barney Inc.      offense.
Dean Witter Reynolds Inc.      Prospectus dated September 17, 1999.

--------------------------------------------------------------------------------

Defined Asset FundsSM
Defined Asset FundsSM is America's oldest and largest family of unit investment trusts, with over $160 billion sponsored over the last 28 years. Defined Asset Funds has been a leader in unit investment trust research and product innovation. Our family of Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.

Defined Asset Funds offer a number of advantages:
   o A disciplined strategy of buying and holding with a long-term view is the cornerstone of Defined Asset Funds.
   o Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
o Defined Portfolios: We choose the stocks and bonds in advance, so you know what you're investing in.
o Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
o Ongoing supervision: We monitor each portfolio on an ongoing basis.
No matter what your investment goals, tolerance for risk or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION IN THIS PROSPECTUS IS AS OF THE EVALUATION DATE, MAY 31, 1999.


CONTENTS
                                                              PAGE
                                                         ---------
New York Series Portfolio--
   Risk/Return Summary.................................          3
What You Can Expect From Your Investment...............          6
   Monthly Income......................................          6
   Return Figures......................................          6
   Records and Reports.................................          6
The Risks You Face.....................................          6
   Interest Rate Risk..................................          6
   Call Risk...........................................          6
   Reduced Diversification Risk........................          7
   Liquidity Risk......................................          7
   Insurance Related Risk..............................          7
   Concentration Risk..................................          7
   Litigation and Legislation Risks....................          7
Selling Units..........................................          7
   Sponsors' Secondary Market..........................          8
   Selling Units to the Trustee........................          8
How The Fund Works.....................................          8
   Pricing.............................................          8
   Evaluations.........................................          9
   Income..............................................          9
   Placement Fee.......................................          9
   Expenses............................................          9
   Portfolio Changes...................................         10
   Fund Termination....................................         10
   Certificates........................................         10
   Trust Indenture.....................................         10
   Legal Opinion.......................................         11
   Auditors............................................         11
   Sponsors............................................         11
   Trustee.............................................         12
   Underwriters' and Sponsors' Profits                          12
   Public Distribution.................................         12
   Code of Ethics......................................         12
   Year 2000 Issues....................................         12
Taxes..................................................         12
Supplemental Information...............................         14
Financial Statements...................................        D-1

--------------------------------------------------------------------------------

PUT SERIES 8 PORTFOLIO--RISK/RETURN SUMMARY


       1.  WHAT ARE THE FUND'S OBJECTIVES?
        o The Fund seeks interest income that is exempt from regular federal income taxes by investing in a fixed portfolio consisting primarily of short and intermediate term municipal bonds with an estimated average life of about 5 years, issued by or on behalf of states, municipalities or local governments and authorities.
        o The Fund seeks to reduce fluctuations in the value of the bonds (and minimize the risk of losing money) through the repurchase commitments described below.
       2.  WHAT ARE MUNICIPAL REVENUE BONDS?
           Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airport, healthcare, housing and municipal utilities. Generally, payments on these bonds depend solely on the revenues generated by the project, excise taxes or state appropriations, and are not backed by the government's taxing power.
       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Fund plans to hold to maturity 6 tax-exempt municipal bonds with an aggregate face amount of $5,873,000, backed by repurchase commitments of The Prudential Insurance Company of America (the Seller).
        o The Fund is a unit investment trust which means that, unlike a mutual fund, the Portfolio is not managed.
           The Portfolio consists of municipal bonds of the following types:



                                                 APPROXIMATE
                                                  PORTFOLIO
                                                  PERCENTAGE



o          General Obligation                              25%
        o  Housing                                           7%
        o  Industrial Development Revenue             21%
o          Hospital/Health Care                            4%
o          Refunded Bonds                                 43%



        o 100% of the Portfolio backed by the Seller's repurchase commitments.

        o The bonds were initially acquired from the Sellers, which had held the bonds in its own portfolio.
        o The Seller has agreed to repurchase from time to time on annual Purchase Dates (December 31) any bonds sold by it to the Fund if the Fund needs to sell bonds to meet redemptions of units.
o The Seller has agreed to repurchase on 14 days' notice any bonds sold by it to the Fund if -- the issuer of a bond fails to make payments when due; or -- the interest on a bond becomes taxable.
        o The Seller has committed to repurchase immediately any bonds sold by it to the Fund if insolvency proceedings are commenced by or against the Seller.
       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o Rising interest rates, an issuer's worsening financial condition or the Seller's failure to meet its repurchase commitments can reduce the price of your units.
        o Since the Fund is concentrated the general obligation and refunded bonds adverse developments in this sector may affect the value of your units.
        o Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.
        o  100% of the bonds are currently callable.
           ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF NEW YORK SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO NEW YORK, WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in bonds backed by repurchase commitments.
           The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.


           DEFINING YOUR INCOME


           WHAT YOU MAY EXPECT (Payable on the 25th day of
           the month to holders of record on the 10th day
           of the month):
           Regular Monthly Income per unit                           $    0.38
           Annual Income per unit:                           $    4.65
           These figures are estimates determined on the evaluation day; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay,
           directly or indirectly, when you invest in the Fund.
           INVESTOR FEES
           Maximum Sales Fee (Load) on
           new purchases                                      none
           ESTIMATED ANNUAL FUND OPERATING EXPENSES



                                                        AMOUNT
                                                      PER UNIT
                                                    -----------
                                                     $    0.19
           Other Operating Expenses
                                                     $    0.02
           Portfolio Supervision
           Bookeeping and Administrative
           Fees (including updating
           expenses)
                                                     $    0.06
           Evaluator's Fee
                                                     $    0.06
           Trustee's Fee
                                                    -----------
                                                     $    0.33
           TOTAL


The Sponsor historically paid updating expenses.


       7.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.
       8.  HOW DO I BUY UNITS?
           The minimum investment is one unit.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.
           UNIT PRICE PER UNIT                         $70.36
           (as of May 31, 1999)
           Unit price is based on the net asset value of the Fund. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.
       9.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.
      10.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays income monthly.
           In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax.
           You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.
      11.  WHAT IS THE CAPITAL APPRECIATION FEATURE OF THIS FUND?
           On each Annual Purchase Date (December 31) you will receive additional units of the Fund, reflecting your pro rata share of the scheduled appreciation in the value of the bonds resulting from automatic increases in the prices at which the puts will be exercised. These additional units are distributed to you each year at the rate of one unit per dollar increase in the put price.
           You will not realize gain or loss for tax purposes until these additional units are sold, and your tax cost and any gain must be spread over your entire number of units (the original units you bought and the additional units distributed). When your original units are eventually sold, capital gains taxes must be paid on the gain resulting from the reduction of the per unit tax basis.

           You may choose to sell or redeem some or all of the additional units you receive by notifying the Trustee in writingat least 15 days prior to the Annual Repurchase Date.
           You may elect to have a percentage of the units representing your expected federal income tax bracket added to your account each year, ready to pay approximately the federal tax incurred when your remaining units are sold. If you choose this option, your remaining units would then be sold on the Annual Repurchase Day.
           Alternatively, you may choose to have all of your additional units sold, in which case the cash you receive would exceed the amount of the increase in the value of your units (net of taxes) because most of the gain is allocated to the remaining units.

      12.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This Program is an open-end mutual fund with a comparable investment objective. Income from this Program will generally be subject to state and local income taxes. For more complete information about the Program, including charges and fees, ask the Trustee for the Program's prospectus. Read it carefully before you invest. The Trustee must receive your written election to reinvest at least 10 days before the record day of an income payment.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS


                                  EFFECTIVE
TAXABLE INCOME 1999*               % TAX                         TAX-FREE YIELD OF
  SINGLE RETURN    JOINT RETURN   BRACKET    3%     3.5%     4%     4.5%     5%     5.5%     6%     6.5%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF
----------------------------------------------------------------------------------------------------------
$      0- 25,750 $      0- 43,050   15.00     3.53   4.12     4.71   5.29     5.88    6.47    7.06    7.65
----------------------------------------------------------------------------------------------------------
$ 25,751- 62,450 $ 43,051-104,050   28.00     4.17   4.86     5.56   6.25     6.94    7.64    8.33    9.03
----------------------------------------------------------------------------------------------------------
$ 62,451-130,250 $104,051-158,550   31.00     4.35   5.07     5.80   6.52     7.25    7.97    8.70    9.42
----------------------------------------------------------------------------------------------------------
$130,251-283,150 $158,551-283,150   36.00     4.69   5.47     6.25   7.03     7.81    8.59    9.38   10.16
----------------------------------------------------------------------------------------------------------
OVER $283,151       OVER $283,151   39.60     4.97   5.79     6.62   7.45     8.28    9.11    9.93   10.76
----------------------------------------------------------------------------------------------------------


To compare the yield of a taxable security with the yield of a federally tax-free security, find your taxable income and read across. The table incorporates 1999 federal income tax rates and assumes that all income would otherwise be taxed at a U.S. investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase-out of exemptions, itemized deductions, the possible partial disallowance of deductions or state and local taxation. Consequently, investors are urged to consult their own tax advisers in this regard.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

MONTHLY INCOME

The Fund will pay you regular monthly income. Your monthly income may vary because of:
   o elimination of one or more bonds from the Fund's portfolio because of calls, redemptions or sales;
   o a change in the Fund's expenses; or
   o the failure by a bond's issuer to pay interest.

Changes in interest rates generally will not affect your income because the portfolio is fixed.

Along with your income, you will receive your share of any available bond principal.

RETURN FIGURES

We cannot predict your actual return, which will vary with unit price, how long you hold your investment and changes in the portfolio, interest income and expenses.

Estimated Return to Annual Repurchase Date equals the percentage return to you based on the Unit Price, the payments of income on the bonds and the expected accretion of value related to the repurchase commitments. The return figure will vary with changes in Fund expenses, in the value of the bonds and with the sale, redemption and maturity of the bonds.

RECORDS AND REPORTS

You will receive:
o a monthly statement of income payments and any principal payments;
o a notice from the Trustee when new bonds are deposited in exchange or substitution for bonds originally deposited;
o an annual report on Fund activity; and
o annual tax information. This will also be sent to the IRS. You must report the amount of tax-exempt interest received during the year.

You may request:
o copies of bond evaluations to enable you to comply with federal and state tax reporting requirements; and
o audited financial statements of the Fund.

You may inspect records of Fund transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

INTEREST RATE RISK

Investing involves risks, including the risk that your investment will decline in value if interest rates rise. Generally, bonds with longer maturities will change in value more than bonds with shorter maturities. Bonds in the Fund are more likely to be called when interest rates decline. This would result in early returns of principal to you and may result in early termination of the Fund. Of course, we cannot predict how interest rates may change.

CALL RISK

All of the bonds in this Fund are currently callable by the issuer.

If the bonds are called, your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity. An early call at par of a premium bond will reduce your return.

REDUCED DIVERSIFICATION RISK

If many investors sell their units, the Fund will have to sell bonds. This could reduce the diversification of your investment and increase your share of Fund expenses.

LIQUIDITY RISK

You can always sell back your units, but we cannot assure you that a liquid trading market will always exist for the bonds in the portfolio, especially since current law may restrict the Fund from selling bonds to any Sponsor. The bonds will generally trade in the over-the-counter market. The value of the bonds, and of your investment, may be reduced if trading in bonds is limited or absent.

INSURANCE RELATED RISK

The bonds may be backed by repurchase commitments of the Seller, an insurance company organized under New Jersey law. Although the federal government does not regulate the insurance business, various state laws and federal initiatives and tax law changes could significantly affect the insurance business. The
claims-paying ability of the Seller is rated        by Standard & Poor's or
another nationally recognized rating organization. The insurance company ratings are subject to change at any time at the discretion of the rating agencies.

CONCENTRATION RISK

When a certain type of bond makes up 25% or more of the portfolio, it is said to be 'concentrated' in that bond type, which makes the Portfolio less diversified.

Here is what you should know about the Fund's concentration in general obligation bonds:
   o general obligation bonds are backed by the issuer's pledge of its full faith, credit and taxing power;
   o but the taxing power of any government issuer may be limited by provisions of the state constitution or laws as well as political and economic considerations; and
   o an issuer's credit can be negatively affected by various factors, including population decline that erodes the tax base, natural disasters, decline in industry, limited access to capital markets or heavy reliance on state or federal aid.

Here is what you should know about the Fund's concentration in refunded bonds. Refunded bonds are typically:
   o backed by direct obligations of the U.S. government; or
   o in some cases, backed by obligations guaranteed by the U.S. government and placed in escrow with an independent trustee;
   o noncallable prior to maturity; but
   o sometimes called for redemption prior to maturity.

LITIGATION AND LEGISLATION RISKS

We do not know of any pending litigation that might have a material adverse effect upon the Fund.

Future tax legislation could affect the value of the portfolio by:
   o limiting real property taxes,
   o reducing tax rates,
   o imposing a flat or other form of tax, or

   o exempting investment income from tax.

SELLING UNITS

You can sell your units at any time for a price based on net asset value. Your net asset value is calculated each business day by:
   o adding the value of the bonds, net accrued interest, cash and any other Fund assets;
   o subtracting accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors and any other Fund liabilities; and
   o dividing the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the portfolio.

SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value without any other fee or charge. We may resell the units to other buyers or to the Trustee. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices.

We have maintained the secondary market continuously for over 25 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by sending the Trustee a letter (with any outstanding certificates if you hold Unit certificates). You must properly endorse your certificates (or execute a written transfer instrument with signatures guaranteed by an eligible institution). Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee may sell your units in the over-the-counter market for a higher price, but it is not obligated to do so. In that case, you will receive the net proceeds of the sale.

If the Fund does not have cash available to pay you for units you are selling, the agent for the Sponsors will select bonds to be sold. Bonds will be selected based on market and credit factors. These sales could be made at times when the bonds would not otherwise be sold and may result in your receiving less than the unit par value and also reduce the size and diversity of the Fund.

There could be a delay in paying you for your units:
   o if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
   o if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the bonds not reasonably practicable; and

   o for any other period permitted by SEC order.

HOW THE FUND WORKS

PRICING

The price of a unit includes interest accrued on the bonds, less expenses, from the initial most recent Record Day up to, but not including, the settlement date, which is usually three business days after the purchase date of the unit.

A portion of the price of a unit consists of cash so that the Trustee can provide you with regular monthly income. When you sell your units you will receive your share of this cash.

EVALUATIONS

An independent Evaluator values the bonds on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Bond values are based on current bid or offer prices for the bonds or comparable bonds. In the past, the difference between bid and offer prices of publicly offered tax-exempt bonds has ranged from 0.5% of face amount on actively traded issues to 3.5% on inactively traded issues; the difference has averaged between 1 and 2%.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

PLACEMENT FEE

The Sponsors receive a quarterly placement fee from the Seller equal to an annual percentage of 0.5% of the aggregate principal amount of bonds sold by the Seller and held by the Fund.

EXPENSES

The Trustee is paid monthly. It also benefits when it holds cash for the Fund in non-interest bearing accounts. The Trustee may also receive additional amounts:
   o to reimburse the Trustee for the Fund's operating expenses;
   o for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
   o costs of actions taken to protect the Fund and other legal fees and expenses;
   o expenses for keeping the Fund's registration statement current; and
   o Fund termination expenses and any governmental charges.

The Sponsors are currently reimbursed up to 45 cents per $1,000 face amount annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Fund. Legal, typsesetting, electronic filing and regulatory filing fees and expenses associated with updating the Fund's registration statement yearly are also now chargeable to the Fund. While this fee may exceed the amount of these costs and expenses attributable to this Fund, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. The Fund also pays the Evaluator's fees.

The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

The Sponsors will pay advertising and selling expenses at no charge to the Fund. If Fund expenses exceed initial estimates, the Fund will owe the excess. The Trustee has a lien on Fund assets to secure reimbursement of Fund expenses and may sell bonds if cash is not available.

PORTFOLIO CHANGES

The Sponsors and Trustee are not liable for any default or defect in a bond; if a contract to buy any bond.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep bonds in the portfolio even if their credit quality declines or other adverse financial circumstances occur. However, we may sell a bond in certain cases if we believe that certain adverse credit conditions exist or if a bond becomes taxable.

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which will affect the size and composition of the portfolio. Units offered in the secondary market may not represent the same face amount of bonds that they did originally.

We decide whether or not to offer units for sale that we acquire in the secondary market after reviewing:
   o diversity of the portfolio;
   o size of the Fund relative to its original size;
   o ratio of Fund expenses to income;
   o current and long-term returns;
   o degree to which units may be selling at a premium over par; and
   o cost of maintaining a current prospectus.

FUND TERMINATION

The Fund will terminate following the stated maturity or sale of the last bond in the portfolio. The Fund may also terminate earlier with the consent of investors holding 51% of the units or if total assets of the Fund have fallen below 40% of the face amount of bonds deposited. We will decide whether to terminate the Fund early based on the same factors used in deciding whether or not to offer units in the secondary market.

When the Fund is about to terminate you will receive a notice, and you will be unable to sell your units after that time. On or shortly before termination, we will sell any remaining bonds, and you will receive your final distribution. Any bond that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will pay your share of the expenses associated with termination, including brokerage costs in selling bonds. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. You may transfer certificates by complying with the requirements for redeeming certificates, described above. You can replace lost or mutilated certificates by delivering satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a 'unit investment trust' governed by a Trust Indenture, a contract among the Sponsors, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsors and the Trustee may amend the Indenture without your consent:
   o to cure ambiguities;
   o to correct or supplement any defective or inconsistent provision;
   o to make any amendment required by any governmental agency; or
   o to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsors).
Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Fund without your written consent.

The Trustee may resign by notifying the Sponsors. The Sponsors may remove the Trustee without your consent if:
   o it fails to perform its duties and the Sponsors determine that its replacement is in your best interest; or
   o it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.
Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsors and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsors will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

Any Sponsor may resign as long as one Sponsor with a net worth of $2 million remains and agrees to the resignation. The remaining Sponsors and the Trustee may appoint a replacement. If there is only one Sponsor and it fails to perform its duties or becomes bankrupt the Trustee may:
   o remove it and appoint a replacement Sponsor;
   o liquidate the Fund; or
   o continue to act as Trustee without a Sponsor.

Merrill Lynch, Pierce, Fenner & Smith Incorporated acts as agent for the
Sponsors.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsors and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as counsel for the Sponsors, has given an opinion that the units are validly issued. Special counsel located in the relevant states have given state and local tax opinions.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statement of Condition included in this prospectus.

SPONSORS

The Sponsors are:
MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051
DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048
SALOMON SMITH BARNEY INC. (an indirectly wholly-owned subsidiary of Citigroup Inc.)
388 Greenwich Street--23rd Floor,
New York, NY 10013

Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Bank of New York, Unit Investment Trust Department, Box 974--Wall Street Division, New York, New York 10268-0974.

UNDERWRITERS' AND SPONSORS' PROFITS

Underwriters receive sales charges when they sell units. The Sponsors also realized a profit or loss on the initial date of deposit of the bonds. Any cash made available by you to the Sponsors before the settlement date for those units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.

A Sponsor or Underwriter may realize profits or sustain losses on bonds in the Fund which were acquired from underwriting syndicates of which it was a member.

In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.

PUBLIC DISTRIBUTION

The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

Merrill Lynch, as agent for the Sponsors, has adopted a code of ethics requiring preclearance and reporting of personal securities transactions by its employees with access to information on portfolio transactions. The goal of the code is to prevent fraud, deception or misconduct against the Fund and to provide reasonable standards of conduct.

YEAR 2000 ISSUES

Many computer systems were designed in such a way that they may be unable to distinguish between the year 2000 and the year 1900 (commonly known as the 'Year 2000 Problem'). We do not expect that the computer system changes necessary to prepare for the Year 2000 will cause any major operational difficulties for the Fund. The Year 2000 Problem may adversely affect the issuers of the bonds contained in the Portfolio or the

Seller, but we cannot predict whether any impact will be material to the Fund as a whole.

TAXES

The following summary describes some of the important income tax consequences of holding units. It assumes that you are not a dealer, financial institution, insurance company or other investor with special circumstances. You should consult your own tax adviser about your particular circumstances.

At the date of issue of each bond, counsel for the issuer delivered an opinion to the effect that interest on the bond is exempt from regular federal income tax. However, interest may be subject to state and local taxes and federal alternative minimum tax. Neither we nor our counsel have reviewed the issuance of the bonds, related proceedings or the basis for the opinions of counsel for the issuers. We cannot assure you that the issuer (or other users) have complied or will comply with any requirements necessary for a bond to be tax-exempt. If any of the bonds were determined not to be tax-exempt, you could be required to pay income tax for current and prior years, and if the Fund were to sell the bond, it might have to sell it at a substantial discount.

In the opinion of our counsel, under existing law:

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT

The Fund will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each bond in the Fund.

Our counsel is of the opinion that the Fund (and therefore the investors, as discussed below) will be treated as owning the bonds, notwithstanding the Seller's repurchase commitments. However, because there are no regulations, published rulings or judicial decisions that characterize for federal income tax purposes repurchase commitments like the Seller's with respect to the bonds, it is not certain that the IRS will agree with the conclusions of our counsel. Therefore, it is possible that the IRS may take actions that might result in the Fund (and therefore the investors) not being treated as owning the bonds for federal income tax purposes.

GAIN OR LOSS UPON DISPOSITION

When all or part of your share of a bond is disposed of (for example, when the Fund sells, exchanges or redeems a bond or when you sell or exchange your units), you will generally recognize capital gain or loss. While not free from doubt, the opinion of our counsel is that any capital gain or loss derived from the Fund will be short-term capital gain or loss regardless of the time that you have held your Units.

YOUR BASIS IN THE BONDS

You may be required to allocate a portion of your cost for your Units to the Seller's repurchase commitment with respect to the bonds. When all or part of your pro rata portion of a bond is disposed of (and the commitment with respect to that bond simultaneously is disposed of, lapses or is exercised), both your basis in your pro rata portion of the bond and your basis in your pro rata portion of the commitment will be taken into account in determining your overall net income or loss from the disposition. In some cases, this overall net income or loss may consist of ordinary income attributable to market discount on the pro rata portion of the bond and of capital loss attributable to the commitment. The deductibility of capital losses is subject to limitations. You should consult your tax adviser in this regard.

If your basis for your pro rata portion of a bond (after giving effect to any required allocation to the commitment) exceeds the redemption price at maturity of that bond, you may be considered to have purchased your pro rata portion of the bond at a 'bond premium,' which must be amortized.

EXPENSES

If you are not a corporate investor, you will not be entitled to a deduction for your share of fees and expenses of the Fund. Also, if you borrowed money in order to purchase or carry your units, you will not be able to deduct the interest on this borrowing for federal income tax purposes. The IRS may treat your purchase of units as made with borrowed money even if the money is not directly traceable to the purchase of units.

NEW YORK TAXES

Under the income tax laws of the State and City of New York, the Fund will not be taxed as a corporation. If you are a New York taxpayer, your income from the Fund will not be tax-exempt in New York except to the extent that the income is earned on bonds that are tax-exempt for New York purposes. Depending on where you live, your income from the Fund may be subject to state and local taxation. You should consult your tax adviser in this regard.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure about the types of bonds that may be in the Fund's portfolios, general risk disclosure concerning any insurance securing certain bonds, and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
PUT SERIES - 8 (CAPITAL APPRECIATION)

REPORT OF INDEPENDENT ACCOUNTANTS



The Sponsors, Trustee and Holders
  of Defined Asset Funds - Municipal Investment Trust Fund,
  Put Series - 8 (Capital Appreciation):

We have audited the accompanying statement of condition of Defined Asset Funds - Municipal Investment Trust Fund, Put Series - 8 (Capital Appreciation), including the portfolio, as of May 31, 1999 and the related statements of operations and changes in net assets for the years ended May 31, 1999, 1998 and 1997. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at May 31, 1999, as shown in such portfolio, were confirmed to us by The Bank of New York, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Municipal Investment Trust Fund, Put Series - 8 (Capital Appreciation) at May 31, 1999 and the results of its operations and changes in its net assets for the above-stated years in conformity with generally accepted accounting principles.




DELOITTE & TOUCHE LLP

New York, N.Y.
August 9, 1999

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
PUT SERIES - 8 (CAPITAL APPRECIATION)

STATEMENT OF CONDITION
AS OF MAY 31, 1999


TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $5,689,649) (Note 1)                                            $6,447,926
  Accrued interest receivable                                                171,124
  Cash                                                                       264,893

            Total trust property                                           6,883,943

LESS LIABILITY - Accrued expenses                                             11,669

NET ASSETS, REPRESENTED BY:
  91,997,852 units of fractional undivided interest
    outstanding (Note 3)                                     $6,708,399
  Undistributed net investment income                           163,875   $6,872,274

UNIT VALUE ($6,872,274 / 91,997,852 units)                                   $.07470


                              See Notes to Financial Statements.






































                                              D-2

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
PUT SERIES  - 8 (CAPITAL APPRECIATION)

STATEMENTS OF OPERATIONS


                                                                 Years Ended May 31,
                                                              1999       1998       1997

INVESTMENT INCOME:
  Interest income                                           $487,592   $593,506   $731,443
  Trustee's fees and expenses                                (19,374)   (25,267)   (26,823)
  Sponsors' fees                                             (11,496)    (4,754)    (8,215)

  Net investment income                                      456,722    563,485    696,405

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain on securities sold or redeemed               105,877    133,388    747,459
  Unrealized depreciation of investments                    (155,692)  (30,012)   (794,081)

  Net realized and unrealized gain (loss) on
    investments                                              (49,815)   103,376    (46,622)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $406,907   $666,861   $649,783


                              See Notes to Financial Statements.




















                                              D-3

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
PUT SERIES - 8 (CAPITAL APPRECIATION)

STATEMENTS OF CHANGES IN NET ASSETS


                                                             Years Ended May 31,
                                                      1999          1998          1997

OPERATIONS:
  Net investment income                             $  456,722    $  563,485   $   696,405
  Realized gain on securities sold or redeemed         105,877       133,388       747,459
  Unrealized depreciation of investments              (155,692)      (30,012)     (794,081)

  Net increase in net assets resulting from
    operations                                         406,907       666,861       649,783
DISTRIBUTIONS TO HOLDERS (Note 2):
  Income                                              (461,651)     (738,147)     (721,136)
  Principal                                         (1,067,071)   (1,777,541)  (4,554,999)

  Total distributions                               (1,528,722)   (2,515,688)  (5,276,135)

CAPITAL SHARE TRANSACTIONS:
  Issuance of 950,906, 835,605, and 809,992
    additional units, respectively (Note 3)        ___________    __________   ___________

NET DECREASE IN NET ASSETS                          (1,121,815)   (1,848,827)   (4,626,352)

NET ASSETS AT BEGINNING OF YEAR                      7,994,089     9,842,916    14,469,268

NET ASSETS AT END OF YEAR                           $6,872,274    $7,994,089   $ 9,842,916

PER UNIT:
  Income distributions during year                    $0.00505      $0.00816      $0.00804

  Principal distributions during year                 $0.01172      $0.01965      $0.05095

  Net asset value at end of year                      $0.07470      $0.08780      $0.10911

TRUST UNITS OUTSTANDING AT END OF YEAR              91,997,852    91,046,946    90,211,341


                              See Notes to Financial Statements.





















                                              D-4

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
PUT SERIES - 8 (CAPITAL APPRECIATION)

NOTES TO FINANCIAL STATEMENTS


1.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

(a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

(b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

(c)  Interest income is recorded as earned.

2.   DISTRIBUTIONS

     A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

3.   NET CAPITAL

Cost of 84,642,329 units at Dates of Deposit                   $84,642,330
Redemptions of units - net cost of 3,995,000 units redeemed
  less redemption amounts                                        1,358,540
Realized gain on securities sold or redeemed                     8,071,682
Principal distributions                                        (88,122,430)
Unrealized appreciation of investments 950,906 additional
  units issued in recognition thereof - see below)                 758,277

Net capital applicable to Holders                              $ 6,708,399

     In each December during the period 1985 to 1999, units were issued ratably to Holders in recognition of the scheduled annual increase in prices at which the sellers of the portfolio securities have agreed to repurchase such securities.

4.   INCOME TAXES

     As of May 31, 1999 unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $758,277, all of which was related to appreciated securities. The cost of investment securities for Federal income tax purposes was $5,689,649 at May 31, 1999.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
PUT SERIES - 8 (CAPITAL APPRECIATION)

PORTFOLIO
AS OF MAY 31, 1999


                                                                                         Optional
   Portfolio No. and Title of              Face                                         Redemption
          Securities(3)                   Amount        Coupon     Maturities(2)       Provisions(2)        Cost            Value(1)

 1.   City of Houston, TX,               $2,500,000     8.200%        7/01/05            Currently       $2,519,975       $2,794,676
      Arpt. Sys. Rev. Bnds.,
      Ser. 1980

 2.   State of Oregon, Gen.               1,500,000     8.250         1/01/05            Currently        1,519,290        1,798,875
      Oblig. Bnds., Oregon
      Vet. Welfare Bnds.,
      Ser. LXIII

 3.   Hosp. Auth. of E.                     255,000     6.500          1/01/00            Currently         215,720          258,562
      Chicago, IN, Hosp.
      Fac. Rev. Bnds., Ser. A
      (St. Catherine Hosp.
      of E. Chicago, IN,
      Inc., Proj.)

 4.   State of Georgia,                     568,000     7.125          7/15/01            Currently         511,937          558,247
      Dev. Auth. of Fulton
      Co., Ind'l Dev. Rev.
      Bnds. (Wetterau
      Inc. Proj.)

 5.   The Industrial Dev.                   660,000     7.500          8/15/02            Currently         618,381          648,635
      Auth. of the County
      of Cole, MO, Ind'l
      Rev. Bnds., Ser.
      Aug. 1, 1979 (Modine
      Manufacturing Co.
      Proj.)

 6.   Illinois State Hsg.                   390,000     6.000           7/01/03            Currently        304,346          388,931
      Dev. Auth., Multi-
      Family Hsg. Bnds.,
      1978 Ser. A


TOTAL                                    $5,873,000                                                      $5,689,649       $6,447,926


                                                    See Notes to Portfolio.











                                                                      D-6

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
PUT SERIES - 8 (CAPITAL APPRECIATION)

NOTES TO PORTFOLIO
AS OF MAY 31, 1999


(1)  See Notes to Financial Statements.

(2) Optional redemption provisions, which may be exercised in whole or in part, are initially at prices of par plus a premium, then subsequently at prices declining to par. Certain securities may provide for redemption at par prior or in addition to any optional or mandatory redemption dates or maturity, for example, through the operation of a maintenance and replacement fund, if proceeds are not able to be used as contemplated, the project is condemned or sold or the project is destroyed and insurance proceeds are used to redeem the securities. Many of the securities are also subject to mandatory sinking fund redemption commencing on dates which may be prior to the date on which securities may be optionally redeemed.
Sinking fund redemptions are at par and redeem only part of the issue.
Some of the securities have mandatory sinking funds which contain optional provisions permitting the issuer to increase the principal amount of securities called on a mandatory redemption date. The sinking fund redemptions with optional provisions may, and optional refunding redemptions generally will, occur at times when the redeemed securities have an offering side evaluation which represents a premium over par. To the extent that the securities were acquired at a price higher than the redemption price, this will represent a loss of capital when compared with the Public Offering Price of the Units when acquired. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed securities and there will be distributed to Holders any principal amount and premium received on such redemption after satisfying any redemption requests for Units received by the Fund.
The estimated current return may be affected by redemptions.

(3) Each security in the Fund is backed by repurchase commitments by The Prudential Insurance Company of America (the "Seller"). The Seller has committed, in order to provide liquidity, to repurchase upon the expiration of approximately one year from the Date of Deposit and annually thereafter any security sold by the Seller to the Fund at its Put Price plus accrued interest in the event that it is necessary to sell any securities to meet redemptions of Units (should redemptions be made despite the market making activity of the Sponsors).





















                                    D-7

                             Defined
                             Asset FundsSM


HAVE QUESTIONS ?                         MUNICIPAL INVESTMENT TRUST FUND
Request the most                         PUT SERIES 8
recent free Information                  (Capital Appreciation)
Supplement that gives more               (A Unit Investment Trust)
details about the Fund,                  ---------------------------------------
by calling:                              This Prospectus does not contain
The Bank of New York                     complete information about the
1-800-221-7771                           investment company filed with the
                                         Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         o Securities Act of 1933 (file no.
                                         2-94586) and
                                         o Investment Company Act of 1940 (file
                                         no. 811-1777).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         Units of any future series may not be
                                         sold nor may offers to buy be accepted
                                         until that series has become effective
                                         with the Securities and Exchange
                                         Commission. No units can be sold in any
                                         State where a sale would be illegal.


                                                      12784--9/99

                             DEFINED ASSET FUNDS--
                        MUNICIPAL INVESTMENT TRUST FUND
                                  PUT SERIES 8
                       CONTENTS OF REGISTRATION STATEMENT

     This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

     The facing sheet of Form S-6.

     The cross-reference sheet (incorporated by reference to the Cross-Reference Sheet to the Registration Statement of Defined Asset Funds Municipal Insured Series, 1933 Act File No. 33-54565).

     The Prospectus.

     The Signatures.

The following exhibits:

     1.1.1--Form of Standard Terms and Conditions of Trust Effective as of
            October 21, 1993 (incorporated by reference to Exhibit 1.1.1 to the Registration Statement of Municipal Investment Trust Fund, Multistate Series--48, 1933 Act File No. 33-50247).

     4.1  --Consent of the Evaluator.

     5.1  --Consent of independent accountants.

     9.1 --Information Supplement (incorporated by reference to Exhibit 9.1 to the Registration Statement of Municipal Investment Trust Fund,
        Multistate Series--409, 1933 Act File No. 333-81777).

                             DEFINED ASSET FUNDS--
                        MUNICIPAL INVESTMENT TRUST FUND
                                  PUT SERIES 8

                                   SIGNATURES

     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, DEFINED ASSET FUNDS--MUNICIPAL INVESTMENT TRUST FUND, PUT SERIES 8, CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT OR AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED IN THE CITY OF NEW YORK AND STATE OF NEW YORK ON THE 8TH DAY OF SEPTEMBER, 1999.

                  SIGNATURES APPEAR ON PAGES R-3, R-4 AND R-5.

     A majority of the members of the Board of Directors of Merrill Lynch, Pierce, Fenner & Smith Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Salomon Smith Barney Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Dean Witter Reynolds Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under
  the Board of Directors of Merrill         Form SE and the following 1933 Act
  Lynch, Pierce,                            File
  Fenner & Smith Incorporated:              Number: 333-70593


      GEORGE A. SCHIERIN
      JOHN L. STEFFENS
      By J. DAVID MEGLEN
       (As authorized signatory for Merrill Lynch, Pierce,
       Fenner & Smith Incorporated and
       Attorney-in-fact for the persons listed above)

                           SALOMON SMITH BARNEY INC.
                                   DEPOSITOR


By the following persons, who constitute a majority of      Powers of Attorney
  the Board of Directors of Salomon Smith Barney Inc.:        have been filed
                                                              under the 1933 Act
                                                              File Numbers:
                                                              333-63417 and
                                                              333-63033


      MICHAEL A. CARPENTER
      DERYCK C. MAUGHAN

      By GINA LEMON
       (As authorized signatory for
       Salomon Smith Barney Inc. and
       Attorney-in-fact for the persons listed above)

                       PRUDENTIAL SECURITIES INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute a majority of      Powers of Attorney
  the Board of Directors of Prudential Securities             have been filed
  Incorporated:                                               under Form SE and
                                                              the following 1933
                                                              Act File Numbers:
                                                              33-41631 and
                                                              333-15919


      ROBERT C. GOLDEN
      ALAN D. HOGAN
      A. LAURENCE NORTON, JR.
      LELAND B. PATON
      VINCENT T. PICA II
      MARTIN PFINSGRAFF
      HARDWICK SIMMONS
      LEE B. SPENCER, JR.
      BRIAN M. STORMS

      By RICHARD R. HOFFMANN
       (As authorized signatory for Prudential Securities
       Incorporated and Attorney-in-fact for the persons listed above)

                           DEAN WITTER REYNOLDS INC.
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under Form SE and the following 1933
  the Board of Directors of Dean Witter     Act File Numbers: 33-17085,
  Reynolds Inc.:                            333-13039 and 333-47553


      RICHARD M. DeMARTINI
      RAYMOND J. DROP
      JAMES F. HIGGINS
      MITCHELL M. MERIN
      STEPHEN R. MILLER
      PHILIP J. PURCELL
      THOMAS C. SCHNEIDER
      By
       MICHAEL D. BROWNE
       (As authorized signatory for
       Dean Witter Reynolds Inc.
       and Attorney-in-fact for the persons listed above)